Fair value of financial instruments - Disclosure of sensitivity analysis of valuations using unobservable inputs (Details) - Level 3 - Recurring fair value measurement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	£ 1,184	£ 965
Favourable changes, Equity	47	3
Unfavourable changes, Income Statement	(1,507)	(1,337)
Unfavourable changes, Equity	(47)	(3)
Loans
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	577	545
Favourable changes, Equity	43	2
Unfavourable changes, Income Statement	(742)	(763)
Unfavourable changes, Equity	(43)	(2)
Corporate debt
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	87	34
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(56)	(22)
Unfavourable changes, Equity	0	0
Asset backed securities
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	57	37
Favourable changes, Equity	4	1
Unfavourable changes, Income Statement	(40)	(27)
Unfavourable changes, Equity	(4)	(1)
Government debt
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	47	31
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(56)	(34)
Unfavourable changes, Equity	0	0
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	28	9
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(28)	(9)
Unfavourable changes, Equity	0	0
Other products
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	91	89
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(104)	(98)
Unfavourable changes, Equity	0	0
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	98	78
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(212)	(158)
Unfavourable changes, Equity	0	0
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	199	142
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(269)	(226)
Unfavourable changes, Equity	£ 0	£ 0